Document and Entity Information	Jan. 09, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 09, 2026
Entity Registrant Name	Foghorn Therapeutics Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39634
Entity Tax Identification Number	47-5271393
Entity Address Address Line 1	99 Coolidge Ave
Entity Address Address Line 2	Suite 500
Entity Address City Or Town	Watertown
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02472
City Area Code	617
Local Phone Number	586-3100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	FHTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001822462
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	500 Technology Square
Entity Address Address Line 2	Suite 700
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02139